SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Deferred tax assets
Allowance for expected credit losses	$ 1,229,011	$ 776,991
Impairment of a long-term investment		71,353
Unbilled cost	3,533,431	2,588,288
Net operating loss carryforwards	408,789
Total deferred tax assets	5,171,231	3,436,632
Deferred tax liabilities
Unbilled revenue	(4,350,674)	(3,492,293)
Long-term investment gain of equity method		(12,879)
Other	(218,299)	(238,973)
Total deferred tax liabilities	(4,568,973)	(3,744,145)
Net deferred tax assets	602,258	307,513
Net deferred tax liabilities	$ (602,258)	$ (307,513)